Goodwill and Identifiable Intangible Assets - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Goodwill [Line Items]
Impairment charges for goodwill	¥ 2,031
Impairment charges for long-lived assets and other intangible assets	2,573
Aggregate amortization expense for identifiable intangible assets	¥ 469	¥ 399	¥ 280
Minimum [Member]
Goodwill [Line Items]
Intangible assets useful life (in years)	3 years
Maximum [Member]
Goodwill [Line Items]
Intangible assets useful life (in years)	20 years